Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period	$ 74
Financial derivative instrument – Additions of the period		74
Financial derivative instrument – Amounts received	(10)
Financial derivative instrument – Fair value as at period end	619	74
Gain/(Loss) from financial derivative instrument	$ 555		$ (1)